Cover	Jun. 23, 2022
Cover [Abstract]
Entity Registrant Name	Freedom Holdings, Inc.
Entity Central Index Key	0001386044
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 23, 2022
Entity File Number	000-52952
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	56-2560951
Entity Address Postal Zip Code	06901
Entity Address Address Line 1	106 Ogden St
Entity Address City Or Town	Ossian
Entity Address State Or Province	IN
City Area Code	260
Local Phone Number	490-9990
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false